Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Global Atlantic BlackRock Allocation Portfolio Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	15.77%	11.46%	15.26%	(13.42%)	11.33%	14.46%	21.09%	(5.14%)
Global Atlantic BlackRock Disciplined Core Portfolio Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	20.22%	26.30%	26.36%	(18.89%)	28.67%	19.69%	29.21%	(4.75%)
Global Atlantic BlackRock Disciplined Growth Portfolio Class II Shares
Prospectus [Line Items]
Annual Return [Percent]	22.55%	30.73%	40.71%	(29.90%)	27.29%	34.68%	33.38%	(2.98%)
Global Atlantic BlackRock Disciplined International Core Portfolio Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	32.60%	6.11%	15.29%	(15.24%)	8.67%	10.42%	20.50%	(14.80%)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	10.12%	21.55%	24.42%	(26.44%)	14.29%	36.52%	32.68%	(3.07%)
Global Atlantic BlackRock Disciplined Value Portfolio Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	17.17%	15.96%	13.95%	(8.37%)	26.58%	4.14%	25.28%	(7.97%)
Global Atlantic BlackRock High Yield Portfolio Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	6.87%	8.36%	12.37%	(9.64%)	4.00%	5.79%	15.06%	(4.32%)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	7.80%	1.16%	5.73%	(13.84%)	(1.98%)	9.49%	9.49%	(0.55%)